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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	06/30/11

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 10.8% of Net Assets

	Convertible Preferred and Warrants (Restricted)(a) (b) — 10.7%

	Biotechnology/Biopharmaceuticals — 1.1%
1,967,757	Euthymics Biosciences, Inc. Series A	$1,967,757
239,236	MacroGenics, Inc. Series D	156,006
		2,123,763
	Drug Discovery Technologies — 1.5%
1,587,302	Agilix Corporation Series B (c)	3,968
250,000	Ceres, Inc. Series C	1,625,000
21,462	Ceres, Inc. Series C-1	139,503
175,540	Ceres, Inc. Series D	1,141,010
28,385	Ceres, Inc. Series F	184,503
5,677	Ceres, Inc. warrants (expiration 9/05/15)	0
		3,093,984
	Healthcare Services — 1.7%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	626,337
99,455	PHT Corporation Series F (c)	77,575
		3,503,912
	Medical Devices and Diagnostics — 6.4%
2,379,916	CardioKinetix, Inc. Series C	529,769
4,277,223	CardioKinetix, Inc. Series D	556,039
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (d)	0
3,235,293	Concentric Medical, Inc. Series B (c)	1,682,352
1,162,790	Concentric Medical, Inc. Series C (c)	604,651
455,333	Concentric Medical, Inc. Series D (c)	236,773
453,094	Concentric Medical, Inc. Series E (c)	235,609
2,446,016	Labcyte, Inc. Series C	1,280,000
2,161,090	Magellan Biosciences, Inc. Series A	2,161,090
98,824	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,032
877,747	OmniSonics Medical Technologies, Inc. Series B-1	878
9,606,373	Palyon Medical Corporation Series A (c)	1,537,020
43,478	TherOx, Inc. Series H	49,739
99,646	TherOx, Inc. Series I	113,995
3,280,000	Tibion Corporation	1,640,000
2,606,033	Veniti, Inc. Series A (c)	2,255,000
		12,883,947
		21,605,606

The accompanying notes are an integral part of these financial statements.

1

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — 0.1%

	Drug Discovery Technologies — 0.0%
$700,000	deCODE Genetics, Inc., 3.50% due 4/15/11 (a)	$0

	Medical Devices and Diagnostics — 0.1%
246,083	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 12/31/11 (Restricted) (a)	246,083

	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $31,186,698)	21,851,689

SHARES
	COMMON STOCKS AND WARRANTS — 81.9%

	Biotechnology/Biopharmaceuticals — 42.8%
46,133	Acorda Therapeutics, Inc. (b)	1,490,557
1,236,806	Adolor Corporation (b)	2,461,244
352,127	Affymax, Inc. (b)	2,419,112
54,831	Alexion Pharmaceuticals, Inc. (b)	2,578,702
290,686	Amarin Corporation plc (b)	4,206,226
100,119	Amgen, Inc. (b)	5,841,944
88,714	Amylin Pharmaceuticals, Inc. (b)	1,185,219
3,939,544	Antisoma plc (b) (e)	167,606
82,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
144,350	Auxilium Pharmaceuticals, Inc. (b)	2,829,260
100,995	Celgene Corporation (b)	6,092,018
250,000	Corcept Therapeutics Incorporated (b)	997,500
174,224	Cornerstone Therapeutics, Inc. (b)	1,561,047
156,735	Cubist Pharmaceuticals, Inc. (b)	5,640,893
121,940	Dendreon Corporation (b)	4,809,313
481,545	Elan Corporation plc (b) (f)	5,475,167
148,498	Gilead Sciences, Inc. (b)	6,149,302
156,116	Human Genome Sciences, Inc. (b)	3,831,087
1,213,979	Inhibitex, Inc. (b)	4,758,798
507,000	Keryx Biopharmaceuticals, Inc. (b)	2,398,110
104,562	Medivation, Inc. (b)	2,240,764
611,382	Neurocrine Biosciences, Inc. (b)	4,921,625
93,100	OncoGenex Pharmaceutical, Inc. (b)	1,585,493
37,500	Oncogenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	195,000
80,769	Onyx Pharmaceuticals, Inc. (b)	2,851,146
89,760	Seattle Genetics, Inc. (b)	1,841,875
821,138	Telik, Inc. (b)	640,488
40,944	United Therapeutics Corporation (b)	2,256,014
90,567	Vertex Pharmaceuticals, Inc. (b)	4,708,578
		86,134,088

The accompanying notes are an integral part of these financial statements.

2

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — continued

	Drug Delivery — 4.2%
4,133,334	A.P. Pharma, Inc. (a) (b)	$892,800
2,066,667	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	0
223,786	Alkermes, Inc. (b)	4,162,420
639,600	IntelliPharmaCeutics International, Inc. (b) (c)	2,545,608
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	380,562
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	444,522
		8,425,912
	Drug Discovery Technologies — 1.2%
128,913	Incyte Corporation (b)	2,441,613
1,601,039	MZT Holdings, Inc. (b) (c)	56,837
952,381	MZT Holdings, Inc. warrants (Restricted, expiration 1/22/12) (a) (b) (c)	0
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		2,498,461
	Generic Pharmaceuticals — 12.6%
644,619	Akorn, Inc. (b)	4,512,333
129,525	Impax Laboratories, Inc. (b)	2,822,350
256,650	Mylan, Inc. (b)	6,331,555
71,832	Perrigo Company	6,311,878
111,829	Teva Pharmaceutical Industries Ltd. (f)	5,392,394
		25,370,510
	Healthcare Services — 3.0%
431,900	Addus HomeCare Corporation (b)	2,345,217
148,148	Aveta, Inc. (Restricted) (a) (g)	1,333,332
30,258	WellPoint, Inc.	2,383,423
		6,061,972
	Medical Devices and Diagnostics — 6.6%
130,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	78,592
36,296	iCAD, Inc. 12 Month Lock-up (Restricted) (a)	36,205
145,186	iCAD, Inc. 18 Month Lock-up (Restricted) (a)	137,201
29,913	IDEXX Laboratories, Inc. (b)	2,320,052
84,257	Illumina, Inc. (b)	6,331,913
79,351	Life Technologies Corporation (b)	4,131,807
447,080	Medwave, Inc. (b)	1,341
111,770	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b)	0
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62
21,531	Palomar Medical Technologies, Inc. (b)	242,870
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
		13,280,136
	Pharmaceuticals — 11.5%
44,835	Pharmasset, Inc. (b)	5,030,487
82,000	Salix Pharmaceuticals, Ltd. (b)	3,266,060

The accompanying notes are an integral part of these financial statements.

3

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — continued

	Pharmaceuticals — continued
47,597	Sanofi, CVR (expiration 12/31/20) (b) (h)	$114,709
875,977	Santarus, Inc. (b)	2,952,042
63,868	Shire plc (f)	6,017,004
237,584	Warner Chilcott plc	5,732,902
		23,113,204
	TOTAL COMMON STOCKS AND WARRANTS (Cost $140,403,664)	164,884,283

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.3%
$6,697,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $6,697,002 (collateralized by U.S. Treasury Note 1.75%, 05/31/16, market value $6,831,572); 0.01%, dated 6/30/11, due 07/01/11	6,697,000
	TOTAL SHORT-TERM INVESTMENT (Cost $6,697,000)	6,697,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 96.0% (Cost $178,287,362)	193,432,972

INTEREST
	MILESTONE INTERESTS (Restricted) (a) (b) — 3.8%
	Biotechnology/Biopharmaceuticals — 2.1%
1	Targegen Milestone Interest	4,196,357
	Medical Devices and Diagnostics — 1.7%
1	Interlace Medical Milestone Interest	2,725,793
1	Xoft Milestone Interest	657,258
		3,383,051
	TOTAL MILESTONE INTERESTS	7,579,408
	TOTAL INVESTMENTS - 99.8% (Cost $185,633,483)	201,012,380
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	469,895
	NET ASSETS - 100%	$201,482,275

(a)          Security fair valued.

(b)         Non-income producing security.

(c)          Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $13,486,814).

(d)         Number of warrants to be determined at a future date.

(e)          Foreign Security.

(f)            American Depository Receipt

(g)         Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)         Contingent Value Rights.

The accompanying notes are an integral part of these financial statements.

4

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

(continued)

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 to value the Fund’s net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnology/Biopharmaceuticals	—	—	$2,123,763	$2,123,763
Drug Discovery Technologies	—	—	3,093,984	3,093,984
Healthcare Services	—	—	3,503,912	3,503,912
Medical Devices and Diagnostics	—	—	13,130,030	13,130,030
Common Stocks and Warrants
Biotechnology/Biopharmaceuticals	$85,939,088	—	195,000	86,134,088
Drug Delivery	6,708,028	—	1,717,884	8,425,912
Drug Discovery Technologies	2,498,450	—	11	2,498,461
Generic Pharmaceuticals	25,370,510	—	—	25,370,510
Healthcare Services	4,728,640	—	1,333,332	6,061,972
Medical Devices and Diagnostics	13,027,983	—	252,153	13,280,136
Pharmaceuticals	23,113,204	—	—	23,113,204
Short-Term Investment	—	6,697,000	—	6,697,000
Milestone Interests
Biotechnology/Biopharmaceuticals	—	—	4,196,357	4,196,357
Medical Devices and Diagnostics	—	—	3,383,051	3,383,051
Other Assets	—	—	1,094,028	1,094,028
Total	$161,385,903	$6,697,000	$34,023,505	$202,106,408

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2010	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases	Net sales	Net transfers in (out of) Level 3	Balance as of June 30, 2011
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$560,282	$21,635	$1,752,345	(210,499)	—	$2,123,763
Drug Discovery Technologies	3,184,555	(9,522)	3,447	(95,871)	11,375	3,093,984
Healthcare Services	3,503,912	(425)	425	—	—	3,503,912
Medical Devices and Diagnostics	13,741,008	3,635,827	4,480,331	(8,727,136)	—	13,130,030
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	820	194,180	—	—	—	195,000
Drug Delivery	—	1,097,884	2,219,000	—	(1,599,000)	1,717,884
Drug Discovery Technologies	11	—	—	—	—	11
Generic Pharmaceuticals	41,378	(41,378)	—	—	—	—
Healthcare Services	1,481,480	(148,148)	—	—	—	1,333,332
Medical Devices and Diagnostics	78,936	(54,688)	227,905	—	—	252,153
Milestone Interests
Biotechnologies/Biopharmaceuticals	4,325,927	(129,570)	—	—	—	4,196,357
Medical Devices and Diagnostics	—	111,459	3,271,592	—	—	3,383,051
Other Assets	878,114	—	500,790	(284,876)	—	1,094,028
Total	$27,796,423	$4,677,254	$12,455,835	$(9,318,382)	$(1,587,625)	$34,023,505

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2011						$(317,213)

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Valuation Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. For the period ending June 30, 2011, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statements.

Investment Valuation

Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value, the fair value of convertible preferred, warrants or convertible note interests in private companies, milestone interests and other restricted securities are valued in good faith by Hambrecht & Quist Capital Management LLC (the “Adviser”) pursuant to valuation policies and procedures approved by the Trustees. Such values are subject to regular oversight and ratification by the Trustees. Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Publicly traded warrants are valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Federal Income Tax Cost

At June 30, 2011, the cost of securities for Federal income tax purposes was $185,633,483. The net unrealized gain on securities held by the Fund was $15,378,897, including gross unrealized gain of $46,390,801 and gross unrealized loss of $31,011,904.

Affiliated Transactions

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2011 were as follows:

Issuer	Value on September 30, 2010	Purchases	Sales	Income	Value on June 30, 2011

Agilix Corporation	$94,540	$—	$—	$—	$3,968
Concentric Medical, Inc.	2,759,385	—	—	—	2,759,385
IntelliPharmaCeutics International, Inc.	—	1,599,000	—	—	3,370,692
MZT Holdings, Inc.	54,435	—	—	—	56,837
Palyon Medical Corporation	1,537,020	—	—	—	1,537,020
PHT Corporation	3,503,912	—	—	—	3,503,912
Veniti, Inc .	—	2,255,000	—	—	2,255,000
	$7,949,292	$3,854,000	$—	$—	$13,486,814

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 16% of the Fund’s net assets at June 30, 2011.

At June 30, 2011, the Fund had commitments of $204,598 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2011. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (i)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$1,567,795	$0.003	$3,968
A.P. Pharma, Inc.
Common	06/30/11	620,000	0.22	892,800
Warrants (expiration 7/01/16)	06/30/11	0	0.00	0
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	2,003,155	9.00	1,333,332
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,651,971	0.22	529,769
Series D Cvt. Pfd.	12/10/10	543,505	0.13	556,039
Cvt. Promissory Notes	12/10/09 - 9/01/10	246,439	1.00	246,083
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	123	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	123	0.00	0
Ceracor Laboratories, Inc.
Common	3/31/98	0	0.60	78,592
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,001,030	6.50	1,625,000
Series C-1 Cvt. Pfd.	03/31/01	74,346	6.50	139,503
Series D Cvt. Pfd.	03/14/01	1,046,944	6.50	1,141,010
Series F Cvt. Pfd.	9/05/07	186,344	6.50	184,503
Warrants (expiration 9/05/15)	9/05/07	2	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	2,220,659	0.52	1,682,352
Series C Cvt. Pfd.	12/19/03	1,000,545	0.52	604,651
Series D Cvt. Pfd.	9/30/05	638,671	0.52	236,773
Series E Cvt. Pfd.	12/18/08	455,178	0.52	235,609
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	3/08/11	1,974,249	1.00	1,967,757
iCAD, Inc.
12 Month Lock-up Common	1/05/11	47,584	1.00	36,205
18 Month Lock-up Common	1/05/11	180,321	0.95	137,201
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11	0	1.19	380,562
Warrants (expiration 2/01/16)	1/31/11	0	1.39	444,522
Interlace Medical
Milestone Interest	1/14/11	2,686,309	101.93	2,725,793
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	878,863	0.65	156,006
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09	2,166,424	1.00	2,161,090
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0

			Carrying
	Acquisition		Value
Security (i)	Date	Cost	per Unit	Value
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0	0.00	0
MZT Holdings, Inc.
Warrants (expiration 1/22/12)	1/21/06	0	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,201,037	0.001	1,032
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	668,067	0.001	878
Common	5/24/2001, 7/02/07	1,606,361	0.001	62
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10	0	5.20	195,000
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,062,094	0.16	1,537,020
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,804,181	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	627,548	0.78	626,337
Series F Cvt. Pfd.	7/21/08	81,729	0.78	77,575
Songbird Hearing, Inc.
Common	12/14/00	2,003,239	0.67	93
TargeGen
Milestone Interest	7/20/10	4,074,529	102.99	4,196,357
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.14	49,739
Series I Cvt. Pfd.	7/08/05	386,640	1.14	113,995
Tibion Corporation
Cvt. Pfd.	2/23/11	1,644,674	0.50	1,640,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	2,266,050	0.87	2,255,000
Xoft
Milestone Interest	1/05/11	585,283	113.74	657,258
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	2,601,012	0.26	11
		$47,088,073		$32,929,477

(i) See Schedule of Investments and corresponding footnotes for more information on each issuer.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/22/2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/22/2011